MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED	12 Months Ended
Dec. 31, 2017
Mergers Acquisitions Disposals Disclosure [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

NOTE 4: MERGERS, ACQUISITIONS AND DISPOSALS

  On December 1, 2017, the Bank disposed of its Serbian Operations to OTP Banka Srbija A.D. Novi SAD (“OTPS”). The consideration was EUR 125 million. The transaction included the transfer of NBG’s stake in Vojvodjanska, NBG Leasing d.o.o. Belgrade and NBG Services d.o.o. Belgrade. In addition OTPS repaid the EUR 111 million of loans that the Group had extended to Serbian Operations.

Loss on disposal of Serbian Operations
(EUR in millions)

Total cash consideration	125
Less: Costs to sell	(4)
121
Less: Subsidiaries' book value	(182)
Cumulative exchange loss in respect of the net assets of Serbian Operations reclassified from equity to profit or loss	(177)
Loss on disposal	(238)

The loss on disposal is included in the line of income statement "Loss from discontinued operations".

On October 23, 2017, NBG Pangaea Reic established in Bulgaria the company PNG PROPERTIES EAD, a wholly owned subsidiary. The capital contributed amounted to EUR 26 thousand (BGN 50 thousand).

On June 13, 2017, the Bank disposed of its Bulgarian Operations to KBC Bank NV (“KBC”). The consideration was EUR 610 million. The transaction included the transfer of NBG’s 99.91% stake in UBB, and 100% stake in Interlease EAD (“Interlease”). In addition, KBC repaid the EUR 26 million of subordinated debt that NBG had extended to UBB and the EUR 70 million of loans that the Group had extended to Interlease.

Gain on disposal of Bulgarian Operations
(EUR in millions)

Total cash consideration	610
Less: Costs to sell	(11)
599
Less: Subsidiary's book value	(586)
Cumulative exchange loss in respect of the net assets of Bulgarian Operations reclassified from equity to profit or loss	2
Cumulative gain on available-for-sale financial assets of Bulgarian Operations reclassified from equity to profit or loss	22
Cumulative loss of pension liability of Bulgarian Operations reclassified from equity to profit or loss	(1)
Gain on disposal	36

The gain on disposal is included in the line of income statement "Loss from discontinued operations".

Furthermore, in the context of the disposal of Bulgarian Operations, Ethniki Hellenic General Insurance SA disposed of its 20% and 30% stake in UBB Insurance Broker AD and UBB-Metlife Life insurance Company AD, respectively, for EUR 10 million and the gain amounted to EUR 7 million. The gain is included in the line of Income Statement “Loss from discontinued operations”.

  On January 20, 2017, following the decision of NIC Board of Directors on January 13, 2017, the Group’s subsidiary National Insurance Brokers S.A. was disposed of for a consideration of EUR 1 million.
  On December 21, 2016, NBG Pangaea REIC acquired the 100% of the share capital of the company KAROLOY S.A. for a total consideration of EUR 4 million.
  On October 27, 2016, the Bank disposed of its stake in Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A. to Apollo Investment Hold Co SARL. The consideration was EUR 299 million.

Gain on disposal of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A.
(EUR in millions)

Total cash consideration	299
Less: Costs to sell	(8)
Carrying value of non controlling interest	97
388
Less: Subsidiaries book value (which includes EUR 15 million of goodwill)	(185)
Gain on disposal	203

The gain on disposal is included in the line of Income Statement "Other non-interest income"

g) On September 30, 2016, the Group disposed of its interests in 11 Limited Partnerships held directly or indirectly by NBG and managed by NBGI PE Limited to funds managed by Deutsche Bank Private Equity and Goldman Sachs Asset Management. The consideration was EUR 288 million.

Gain on disposal of NBGI Private Equity Funds
(EUR in millions)

Total cash consideration	288
Less: Costs to sell	(14)
Carrying value of non controlling interest	(1)
273
Less: Subsidiary's net book value	(269)
Cumulative exchange gain in respect of the net assets of NBGI PE Funds reclassified from equity to profit or loss	35
Gain on disposal	39

The gain on disposal is included in the line of Income Statement "Other non-interest income"

h) On June 16, 2016, the Bank established in Bulgaria a limited liability company, Bankteco EOOD, a wholly-owned subsidiary. The capital contributed amounted to EUR 102 thousand.

i) On June 15, 2016, the Group disposed of Finansbank A.Ş. (“Finansbank”) to Qatar National Bank S.A.Q. (“QNB”). The consideration was EUR 2,750 million. The transaction includes the transfer of NBG’s 29.87% stake in Finans Finansal Kiralama A.Ş, 0.2% stake in Finans Yatırım Menkul Degerler A.Ş. and 0.02% stake in Finans Portfoy Yonetimi A.Ş. In addition, QNB repaid the EUR 828 million (USD 910 million) of subordinated debt that NBG had extended to Finansbank.

Loss on disposal of Finansbank
(EUR in millions)

Total cash consideration	2.750
Less: Costs to sell	(26)
Carrying value of non controlling interest	10
2.734
Less: Subsidiary's book value	232
Cumulative exchange loss in respect of the net assets of Finansbank reclassified from equity to profit or loss	(3.168)
Cumulative gain on available-for-sale financial assets of Finansbank reclassified from equity to profit or loss	115
Cumulative loss of pension liability of Finansbank reclassified from equity to profit or loss	(18)
Loss on disposal	(105)

The loss on disposal is included in the line of income statement "Loss from discontinued operations".

  On January 4, 2016, the disposal of the group’s joint venture company UBB-AIG Insurance Company AD was completed for a consideration of EUR 2 million.
  On October 1, 2015, the merger by absorption of the company NBG Pangaea REIC by the company MIG Real Estate REIC, according to the provisions of Greek Company Law 2190/1920 and Greek Law 2166/1993, was completed by virtue of the no. 100279/1.10.2015 announcement issued by the Ministry of Economy, Infrastructure, Shipping and Tourism. The company has been renamed to “NBG Pangaea Real Estate Investment company”, with distinctive title “NBG Pangaea REIC”.
  Following the preliminary agreement dated September 30, 2014 with “Sterling Properties Bulgaria EOOD”, member of the Marinopoulos S.A. Group, NBG Pangaea REIC, on February 27, 2015, acquired 100.00% of the share capital of the newly established company “PLAZA WEST A.D.”, which owns approximately 9,000 m2 of West Plaza shopping mall in Sofia, Bulgaria. The acquisition price (as determined by an independent appraiser) amounted to EUR 11 million. As certain terms of the Agreement were not met by the Seller by September 30, 2015, Pangaea proceeded with the unwinding of the acquisition, as provided for in the Agreement, for a total consideration of EUR 12 million (i.e. the initial consideration EUR 11 million plus compensation of EUR 1 million). The amount of EUR 12 million was settled as a deposit to companies, members of the Marinopoulos S.A. Group, within the context of new preliminary contracts, for the acquisition by Pangaea of properties in Bulgaria and Cyprus subject to various terms and conditions being satisfied by the Sellers. In relation to the properties in Cyprus, their acquisition was concluded in April 2017.

The disposal of Group’s operations in Serbia, Bulgaria and Turkey as well as the disposal of NBGI Private Equity Funds are consistent with the Group’s capital action plan to address the capital shortfalls identified by the 2015 Comprehensive Assessment carried out by the ECB and satisfy the relevant commitment in the Revised Restructuring Plan.

The schedule below presents the effect of changes in NBG Group's ownership in its subsidiaries on NBG Group's equity at December 31, comprised:

	2015	2016	2017

	(EUR in milions)
Net loss attributable to NBG shareholders	(8.464)	(300)	(230)
Transfers (to) / from the non-controlling interest
Increase / (decrease) in NBG’s paid-in-capital due to minor changes in participations in other subsidiaries	4	-	(10)
Net transfers (to) / from non-controlling interest	4	-	(10)
Net loss attributable to NBG shareholders following transfers (to) / from non-controlling interest	(8.460)	(300)	(240)